UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2021

Item 1. Reports to Stockholders.

ZIEGLER SENIOR FLOATING RATE FUND

–	CLASS A (ZFLAX)
–	CLASS C (ZFLCX)
–	INSTITUTIONAL CLASS (ZFLIX)

ZIEGLER PIERMONT SMALL CAP VALUE FUND

–	INSTITUTIONAL CLASS (ZPSCX)

ZIEGLER FAMCO HEDGED EQUITY FUND

–	INSTITUTIONAL CLASS (SHLDX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2021

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Ziegler Funds will send a notice, either by mail or e-mail, each time an updated report is available on the Funds’ website (www.zieglercapfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-833-777-1533.

www.zieglercapfunds.com

Ziegler Senior Floating Rate Fund
Semi-Annual Period Ending March 31, 2021

Dear Investor:

We are pleased to present you with the Semi-Annual Report of Ziegler Senior Floating Rate Fund (the “Fund”) for the six-month period ended March 31, 2021.

During the reporting period, the Fund’s total return was 3.96% for Institutional shares, 3.45% for Class C shares, and 3.82% for Class A shares without the sales charge. The Credit Suisse Leveraged Loan Index’s total return was up 5.72%, during the same period.

Market Environment

Bank loan performance continued to recover from the economic shut down that occurred in the first half of 2020 during the six-month months ending March 31, 2021. Loan prices benefited from a better than expected third quarter earnings season, improving liquidity profiles for most issuers, and increasing rate of deployment of COVID-19 vaccines. Demand for loans remained unsatiated given strong CLO originations, retail inflows in December through March, and inflows of money from high yield bonds into loans due to attractive relative value. Loan prices also were further bolstered by a relatively light forward calendar and unexpected loan repayment that left many loan managers underinvested.

On the supply side, there was a healthy supply of new loans issued, although recently the lion’s share of these primary volumes supported refinancing or repricing activity. Loans also benefited from continued momentum due to ratings upgrades and increased investor enthusiasm for the asset class, given higher interest rate expectations and an improving outlook for default rates.

Performance Discussion

The Ziegler Senior Floating Rate Fund’s Institutional Class Shares underperformed the Credit Suisse Leveraged Loan Index (the “Index”) for the six-month period ended March 31, 2020 by 1.76%. The Fund’s relative underperformance versus the index is largely attributable to the portfolio being skewed toward higher-quality issuers during a period when more speculative loans were rewarded with better performance. Lower rated and lower priced loans generally outperformed their comparatively higher rated and higher priced peers. Pandemic impacted industries such as aerospace, energy, and gaming/leisure which were previously out-of-favor, and where the Fund has relatively low exposure, also outperformed.

While the portfolio trailed the index during the reporting period largely due to the ongoing recovery in trading levels of lower quality credits, we continue to believe that, over the longer term, our more conservative portfolio composition is better positioned to outperform through an entire credit cycle.

Outlook

As the pandemic eases, the enormous amount of monetary and fiscal stimulus that has been injected into the U.S. economy is certain to be followed by a huge reversal in the previous years’ spending patterns as a surge of pent-up demand looks for supply. Add to that the prospect of sustained infrastructure investment and the outlook for many corporate sectors could be exceptionally bright.

The loan market has absorbed a great deal of this good news and it is evident in stable pricing, a vanishingly small bucket of distressed credit, and a robust new issue calendar that reflects healthy corporate M&A and a growing appetite for floating rate financing.

There are nevertheless reasons to be cautious, among them a pronounced increase in balance sheet leverage caused by COVID-impacted earnings and increased borrowing. While strong GDP growth will help offset this, it is likely that the recovery will be uneven in some sectors, leading to subdued but persistent idiosyncratic risk of distress and default.

It is important to note that much of the market’s buoyancy is built on a framework of relatively low credit spreads and even lower short term interest rates. While LIBOR certainly seems immovable for now, we are in uncharted waters regarding stimulus spending as well as economic growth. This has been reflected in the sometimes-chaotic gyrations in longer term yields and mortgage rates. Should inflation fears move to the forefront, and the Fed be forced to respond, it is possible that both credit and equity markets could respond negatively.

Against this backdrop we expect good results for the Fund going forward, albeit without the outsized upward price movements experienced in late 2020. Careful credit selection amidst a steady supply of new issue should provide ample opportunity for outperformance. Good secondary market liquidity should allow for effective relative value trading and the paring of riskier positions.

We would like to take this opportunity to thank you for the confidence and trust you have placed in us. We appreciate the opportunity to invest on your behalf.

Sincerely,

George Marshman	Roberta Goss
Portfolio Manager	Portfolio Manager

Todd Murray	Scott Roberts
Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market. Earnings growth is not representative of the Fund’s future performance.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

An investment in the Fund is subject to risk and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund include bank loans and senior loans risk, borrowing and leverage risk, CLO risk, counterparty risk, credit risk, defaulted debt securities risk, floating rate securities risk, foreign securities risk, high yield securities risk, inflation risk, interest rate risk, investment risk, issuer risk, liquidity risk, loan interests risk, manager risk, market risk, regulatory risk, and unrated securities risk. Please see the prospectus for more information. Even though senior debtholders are in line to be repaid first in the event of bankruptcy, they will not necessarily receive the full amount they are owed.

The report must be preceded or accompanied by a prospectus.

The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. The index inception is January 1992.

It is not possible to invest directly in an index.

The Ziegler Senior Floating Rate Fund is distributed by Quasar Distributors, LLC

Ziegler Senior Floating Rate Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2021 (Unaudited)

MEDIA 8.9%
SHORT TERM INVESTMENT 6.6%
DIVERSIFIED TELECOMMUNICATION SERVICES 6.2%
SOFTWARE 5.7%
HEALTH CARE PROVIDERS & SERVICES 5.4%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 5.0%
DIVERSIFIED FINANCIAL SERVICES 4.4%
AEROSPACE & DEFENSE 4.3%
SPECIALTY RETAIL 3.8%
PHARMACEUTICALS 3.6%
HEALTH CARE EQUIPMENT & SUPPLIES 3.5%
HEALTH CARE TECHNOLOGY 3.5%
HOTELS RESTAURANTS & LEISURE 3.4%
MACHINERY 3.3%
AUTO COMPONENTS 3.1%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 2.9%
COMMERCIAL SERVICES & SUPPLIES 2.6%
INTERNET SOFTWARE & SERVICES 2.6%
INSURANCE 2.6%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.5%
OIL, GAS & CONSUMABLE FUELS 2.3%
CONSTRUCTION MATERIALS 2.3%
CONTAINERS & PACKAGING 1.7%
PROFESSIONAL SERVICES 1.3%
INDUSTRIAL CONGLOMERATES 1.3%
IT SERVICES 1.3%
BUILDING PRODUCTS 1.3%
FOOD PRODUCTS 1.2%
METALS & MINING 1.1%
ELECTRIC UTILITIES 1.0%
ROAD & RAIL 1.0%
REAL ESTATE MANAGEMENT AND DEVELOPMENT 1.0%
BUSINESS EQUIPMENT & SERVICES 0.8%
DISTRIBUTORS 0.7%
DIVERSIFIED CONSUMER SERVICES 0.6%
CHEMICALS 0.4%
ENERGY EQUIPMENT & SERVICES 0.3%
AUTOMOBILES 0.3%
CONSTRUCTION & ENGINEERING 0.1%
CONTAINERS & PACKAGING 0.1%

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS ― 97.3%
	AEROSPACE & DEFENSE ― 4.3%
$248,125	Amentum Holdings, LLC (1 Month USD LIBOR + 3.500%)	3.609%	2/1/2027	$246,678
750,000	American Airlines, Inc. (3 Month USD LIBOR + 4.750%, 0.75% Floor)	5.500	4/20/2028	769,339
300,000	Mileage Plus Holdings, LLC (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	6/21/2027	319,244
249,375	PAE Holding Corp. (3 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	10/19/2027	249,999
90,583	Peraton Corp. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	2/1/2028	90,734
159,417	Peraton Corp. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	2/1/2028	159,683
494,987	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.359	5/30/2025	485,610
494,987	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.359	8/22/2024	486,538
248,724	Vertex Aerospace Services Corp. (1 Month USD LIBOR + 4.000%)	4.109	6/29/2027	249,152
				3,056,977
	AUTO COMPONENTS ― 3.1%
493,750	Belron Finance US, LLC (3 Month USD LIBOR + 2.500%)	2.462	10/30/2026	491,590
967,219	Clarios Global, LP (1 Month USD LIBOR + 3.250%)	3.359	4/30/2026	958,755
500,000	Garrett LX I SARL (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	3/6/2028	498,333
230,000	PAI HoldCo, Inc. (6 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/26/2027	231,079
				2,179,757
	AUTOMOBILES ― 0.3%
185,586	KAR Auction Services, Inc. (1 Month USD LIBOR + 2.250%)	2.375	9/21/2026	182,222

	BUILDING PRODUCTS ― 1.3%
157,589	Advanced Drainage Systems, Inc. (1 Month USD LIBOR + 2.250%)	2.375	7/31/2026	158,607
492,500	American Builders & Contractors Supply Co., Inc. (1 Month USD LIBOR + 2.000%)	2.109	1/15/2027	489,217
158,397	Foundation Building Materials, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	1/31/2028	157,149
91,603	Foundation Building Materials, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	1/31/2028	90,882
				895,855
	BUSINESS EQUIPMENT & SERVICES ― 0.8%
195,634	Nielsen Finance, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	6/4/2025	196,720
358,001	ServiceMaster Co., LLC/The (1 Month USD LIBOR + 1.750%)	1.875	11/5/2026	358,225
				554,945
	CHEMICALS ― 0.4%
250,000	Alpha 3 BV (3 Month USD LIBOR + 2.500%, 0.50% Floor)	3.000	3/17/2028	249,570

	COMMERCIAL SERVICES & SUPPLIES ― 2.6%
86,580	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/18/2028	86,283
413,420	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/20/2028	412,000
171,766	Garda World Security Corp. (1 Month USD LIBOR + 4.250%)	4.360	10/30/2026	172,160
199,844	Prime Security Services Borrower, LLC (1 Month USD LIBOR + 2.750%, 0.75% Floor)	3.500	9/23/2026	199,281
256,571	Prime Security Services Borrower, LLC (6 Month USD LIBOR + 2.750%, 0.75% Floor)	3.500	9/23/2026	255,849
256,571	Prime Security Services Borrower, LLC (12 Month USD LIBOR + 2.750%, 0.75% Floor)	3.500	9/23/2026	255,849
491,269	Trugreen, Ltd. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	11/2/2027	491,578
				1,873,000
	CONSTRUCTION & ENGINEERING ― 0.1%
122,193	McDermott International, Inc. (1 Month USD LIBOR + 1.000%)	1.109	6/30/2025	69,242
19,236	McDermott International, Inc. (1 Month USD LIBOR + 3.000%)	3.109	6/30/2024	15,677
				84,919

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	CONSTRUCTION MATERIALS ― 2.3%
$424,434	CPG International, Inc. (12 Month USD LIBOR + 2.500%, 0.75% Floor)	3.250%	5/6/2024	$425,098
474,852	Henry Company, LLC (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/5/2023	476,455
742,500	Tamko Building Products, LLC (1 Month USD LIBOR + 3.000%)	3.109	5/29/2026	741,112
				1,642,665
	CONTAINERS & PACKAGING ― 1.7%
97,966	Graham Packaging Company, Inc (1 Month USD LIBOR + 3.000%, 0.75% Floor)	3.750	8/4/2027	97,482
115,000	Kloeckner Pentaplast of America, Inc. (3 Month USD LIBOR + 4.750%, 0.50% Floor)	5.250	2/12/2026	114,856
434,394	Reynolds Consumer Products, LLC (1 Month USD LIBOR + 1.750%)	1.859	2/4/2027	432,848
279,014	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	2.859	2/6/2023	278,164
199,500	Tank Holding Corp. (6 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	3/26/2026	200,664
99,750	Tosca Services, LLC (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	8/18/2027	99,999
				1,224,013
	DISTRIBUTORS ― 0.7%
490,000	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	4.609	2/4/2026	490,613

	DIVERSIFIED CONSUMER SERVICES ― 0.6%
249,375	American Residential Services, LLC (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	10/15/2027	249,063
198,000	Buzz Merger Sub Ltd. (1 Month USD LIBOR + 2.750%)	2.859	1/29/2027	197,010
				446,073
	DIVERSIFIED FINANCIAL SERVICES ― 4.4%
375,000	Ankura Consulting Group, LLC (1 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	3/17/2028	372,656
2,384	AqGen Ascensus, Inc. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	12/3/2026	2,386
534,487	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.500%)	2.703	2/1/2027	528,400
967,575	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%, 1.00% Floor)	4.000	7/1/2024	965,408
250,000	Russell Investments US Institutional Holdco, Inc. (3 Month USD LIBOR + 3.000%, 1.00% Floor)	4.000	5/30/2025	249,140
87,455	SS&C European Holdings SARL (1 Month USD LIBOR + 1.750%)	1.859	4/16/2025	86,695
117,129	SS&C Technologies, Inc. (1 Month USD LIBOR + 1.750%)	1.859	4/16/2025	116,111
792,557	VFH Parent, LLC (1 Month USD LIBOR + 3.000%)	3.110	3/2/2026	791,273
				3,112,069
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.2%
492,500	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	3.359	4/6/2026	490,464
493,763	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	2.606	4/15/2027	488,783
497,455	Global Tel*Link Corp. (1 Month USD LIBOR + 4.250%)	4.359	11/28/2025	469,342
247,500	Iridium Satellite, LLC (1 Month USD LIBOR + 2.750%, 1.00% Floor)	3.750	11/4/2026	248,407
98,020	Securus Technologies Holdings, LLC (6 Month USD LIBOR + 4.500%, 1.00% Floor)	5.500	11/1/2024	91,031
486,216	Syniverse Holdings, Inc. (6 Month USD LIBOR + 5.000%, 1.00% Floor)	6.000	3/9/2023	480,551
500,000	Virgin Media Bristol, LLC (1 Month USD LIBOR + 2.500%)	2.606	1/31/2028	496,223
483,750	West Corp. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/10/2024	469,370
243,125	West Corp. (3 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	10/10/2024	234,160
477,082	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	8/18/2023	476,934
500,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	2.606	4/28/2028	495,673
				4,440,938
	ELECTRIC UTILITIES ― 1.0%
733,163	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	3.250	8/1/2025	727,895

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.5%
$8,054	Plantronics, Inc. (Prime + 1.500%)	4.750%	7/2/2025	$7,963
409,461	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	2.609	7/2/2025	404,832
618,685	Ultra Clean Holdings, Inc. (3 Month USD LIBOR + 3.750%)	3.750	8/27/2025	621,005
250,000	Ultra Clean Holdings, Inc. (3 Month USD LIBOR + 3.750%)	3.750	8/27/2025	250,938
496,250	Vertiv Group Corp. (1 Month USD LIBOR + 2.750%)	2.869	3/2/2027	493,047
				1,777,785
	ENERGY EQUIPMENT & SERVICES ― 0.3%
230,769	Yak Access, LLC (1 Month USD LIBOR + 5.000%)	5.109	7/11/2025	212,068

	FOOD PRODUCTS ― 1.2%
249,375	Arterra Wines Canada, Inc. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	11/24/2027	249,998
346,128	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	2.359	1/29/2027	341,900
246,203	Houston Foods, Inc. (1 Month USD LIBOR + 3.750%)	3.859	7/21/2025	243,894
				835,792
	HEALTH CARE EQUIPMENT & SUPPLIES ― 3.5%
562,500	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	2.859	11/27/2025	560,076
493,751	National Seating & Mobility, Inc. (1 Month USD LIBOR + 5.250%)	5.359	11/16/2026	495,294
982,563	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	3.361	3/5/2026	973,357
480,636	YI, LLC (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	11/7/2024	461,411
				2,490,138
	HEALTH CARE PROVIDERS & SERVICES ― 5.4%
732,475	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	4.488	9/5/2025	728,813
744,997	Da Vinci Purchaser Corp. (6 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	1/8/2027	746,394
495,717	Eyecare Partners, LLC (1 Month USD LIBOR + 3.750%)	3.859	2/18/2027	491,828
38,484	National Mentor Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor) (3)	0.000	3/2/2028	38,296
349,854	National Mentor Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/2/2028	348,149
11,662	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/2/2028	11,605
249,375	Pluto Acquisition I, Inc. (1 Month USD LIBOR + 5.000%, 0.50% Floor)	5.500	6/22/2026	250,310
515,102	Radiology Partners, Inc. (1 Month USD LIBOR + 4.250%)	4.357	7/9/2025	511,937
441,648	Radiology Partners, Inc. (3 Month USD LIBOR + 4.250%)	5.295	7/9/2025	438,934
247,500	Upstream Newco, Inc. (1 Month USD LIBOR + 4.500%)	4.609	11/20/2026	247,347
				3,813,613
	HEALTH CARE TECHNOLOGY ― 3.5%
498,734	Ensemble RCM, LLC (3 Month USD LIBOR + 3.750%)	3.962	8/3/2026	498,617
495,000	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	4.109	10/22/2026	496,549
500,000	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.000	3/10/2028	498,750
974,995	Verscend Holding Corp. (1 Month USD LIBOR + 4.500%)	4.609	8/27/2025	976,351
				2,470,267
	HOTELS RESTAURANTS & LEISURE ― 3.4%
492,500	Aimbridge Acquisition Co, Inc. (1 Month USD LIBOR + 3.750%)	3.859	2/2/2026	479,572
490,000	AMC Entertainment, Inc. (3 Month USD LIBOR + 3.000%)	3.195	4/22/2026	425,306
347,375	Aristocrat International PTY Ltd. (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/21/2024	349,221
497,500	Caesars Resort Collection, LLC (1 Month USD LIBOR +4.500%)	4.609	7/21/2025	499,139
687,595	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	2.859	8/14/2024	675,717
				2,428,955
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 5.0%
186,957	Array Technologies, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	10/14/2027	187,074

Ziegler Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 5.0% (Continued)
$489,705	Calpine Corp. (1 Month USD LIBOR + 2.500%)	2.610%	12/16/2027	$487,323

	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 5.0% (Continued)
975,861	Eastern Power, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/2/2025	922,862
903,727	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	717,017
50,972	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	40,441
413,592	Southeast PowerGen, LLC (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	12/2/2021	403,459
855,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	3.859	7/8/2026	833,625
				3,591,801
	INDUSTRIAL CONGLOMERATES ― 1.3%
971,143	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	12/11/2024	950,710

	INSURANCE ― 2.6%
488,766	Alera Group Intermediate Holdings, Inc. (1 Month USD LIBOR + 4.000%, 0.50% Floor)	4.500	8/1/2025	489,376
99,750	Asurion, LLC (1 Month USD LIBOR + 3.250%)	3.359	12/23/2026	99,243
248,750	Baldwin Risk Partners, LLC (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	10/14/2027	248,750
495,000	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.250%)	3.359	1/27/2027	490,085
78,125	OneDigital Borrower, LLC (1 Month USD LIBOR + 4.500%, 0.75% Floor) (3)	5.250	11/16/2027	78,255
421,875	OneDigital Borrower, LLC (3 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	11/16/2027	422,580
				1,828,289
	INTERNET SOFTWARE & SERVICES ― 2.6%
199,500	Arches Buyer, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	12/6/2027	198,453
394,118	Constant Contact, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	2/10/2028	392,147
105,882	Constant Contact, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor) (3)	0.000	2/10/2028	105,353
424,101	Cornerstone OnDemand, Inc. (1 Month USD LIBOR + 4.250%)	4.361	4/22/2027	425,030
250,000	Playtika Holding Corp. (1 Month USD LIBOR + 2.750%)	2.859	3/13/2028	248,906
483,750	Research Now Group, Inc. (6 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	12/20/2024	480,182
				1,850,071
	IT SERVICES ― 1.3%
298,500	GlobalLogic Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	9/14/2027	298,873
381,728	Salient CRGT, Inc. (6 Month USD LIBOR + 6.500%, 1.00% Floor)	7.500	2/28/2022	376,813
250,000	Thoughtworks, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	3/24/2028	249,793
				925,479
	MACHINERY ― 3.3%
382,576	Altra Industrial Motion Corp. (1 Month USD LIBOR + 2.000%)	2.109	10/1/2025	380,854
250,000	Blount International, Inc. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	4/12/2023	250,938
493,639	Patriot Container Corp. (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	3/20/2025	489,475
397,000	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	3/17/2027	394,354
713,985	Titan Acquisition, Ltd. (6 Month USD LIBOR + 3.000%)	3.267	3/28/2025	700,708
149,251	Vertical US Newco, Inc. (6 Month USD LIBOR + 4.250%)	4.478	7/30/2027	149,802
				2,366,131
	MEDIA ― 8.9%
977,500	AppLovin Corp. (1 Month USD LIBOR + 3.500%)	3.609	8/15/2025	977,862
495,833	Castle US Holding Corp. (3 Month USD LIBOR + 3.750%)	3.953	1/29/2027	490,565
550,000	CMI Marketing, Inc. (3 Month USD LIBOR + 4.750%, 0.75% Floor)	5.500	3/20/2028	546,565
246,875	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	3.859	11/26/2026	244,473
985,000	Diamond Sports Group, LLC (1 Month USD LIBOR + 3.250%)	3.360	8/24/2026	683,753
357,500	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	2.859	11/29/2024	353,626
424,821	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	2.615	1/2/2026	422,765

Ziegler Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	MEDIA ― 8.9% (Continued)
$569,324	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%, 1.00% Floor)	5.750%	11/3/2023	$509,980
248,125	iHeartCommunications, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	5/1/2026	248,900
340,370	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	2.359	3/24/2025	335,973
861,546	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 3.500%)	3.609	12/17/2026	855,024
459,884	Univision Communications, Inc. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	3/13/2026	460,302
199,500	Weld North Education, LLC (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	12/21/2027	199,389
				6,329,177
	METALS & MINING ― 1.1%
189,288	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.000%, 0.50% Floor)	3.500	2/12/2025	189,584
393,854	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	3.109	9/20/2024	391,392
242,694	Zekelman Industries, Inc. (1 Month USD LIBOR + 2.000%)	2.110	1/25/2027	239,812
				820,788
	OIL, GAS & CONSUMABLE FUELS ― 2.3%
500,000	Fieldwood Energy, LLC (Prime + 4.250%, 1.00% Floor) (2)	7.500	4/11/2022	197,918
500,000	Fieldwood Energy, LLC (Prime + 8.250%, 1.00% Floor) (2)	11.500	4/11/2023	28,750
485,057	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	3.488	10/1/2025	479,185
987,500	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	4.859	3/11/2026	960,162
				1,666,015
	PHARMACEUTICALS ― 3.6%
693,000	Aldevron, LLC (1 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	10/12/2026	693,433
250,000	Alkermes, Inc. (1 Month USD LIBOR + 2.500%, 0.50% Floor)	3.000	3/12/2026	250,000
688,646	Alvogen Pharma U.S., Inc. (6 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	12/29/2023	687,957
979,555	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	3.625	5/5/2025	963,901
				2,595,291
	PROFESSIONAL SERVICES ― 1.3%
956,467	IG Investments Holdings, LLC (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	5/23/2025	957,964

	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 1.0%
733,219	Cushman & Wakefield U.S. Borrower, LLC (1 Month USD LIBOR + 2.750%)	2.859	8/21/2025	719,929

	ROAD & RAIL ― 1.0%
721,484	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	8/18/2022	721,484

	SOFTWARE ― 5.7%
982,500	Athenahealth, Inc. (3 Month USD LIBOR + 4.250%)	4.453	2/11/2026	986,184
487,469	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	4.109	4/18/2025	487,876
498,750	LogMeIn, Inc. (1 Month USD LIBOR + 4.750%)	4.854	8/31/2027	498,048
972,500	Mavenir Systems, Inc. (3 Month USD LIBOR + 6.000%, 1.00% Floor)	7.000	5/8/2025	974,323
610,939	Project Alpha Intermediate Holding, Inc. (1 Month USD LIBOR + 4.000%)	4.110	4/26/2024	610,099
495,000	VS Buyer, LLC (1 Month USD LIBOR + 3.000%)	3.109	2/26/2027	494,176
				4,050,706
	SPECIALTY RETAIL ― 3.8%
62,852	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%, 0.75% Floor) (2)	5.250	8/22/2022	10,986
81,509	Ascena Retail Group, Inc. (3 Month USD LIBOR + 4.500%, 0.75% Floor) (2)	5.250	8/22/2022	14,248
487,538	Aspen Dental Management, Inc. (1 Month USD LIBOR + 2.750%)	2.859	4/30/2025	481,536

Ziegler Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
$249,375	Harbor Freight Tools USA, Inc. (1 Month USD LIBOR + 3.000%, 0.75% Floor)	3.750%	10/19/2027	$249,431
783,346	Heartland Dental, LLC (1 Month USD LIBOR + 3.500%)	3.609	4/30/2025	772,128
500,000	MED ParentCo, LP (1 Month USD LIBOR + 4.250%)	4.359	8/31/2026	496,835
333,115	Talbots, Inc./The (3 Month USD LIBOR + 7.000%, 1.00% Floor)	8.000	11/28/2022	254,278
470,273	Western Dental Services, Inc. (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	6/30/2023	461,650
				2,741,092
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 2.9%
248,750	1a Smart Start, Inc. (3 Month USD LIBOR + 4.750%, 1.00% Floor)	5.750	8/19/2027	250,149
498,737	Gigamon, Inc. (6 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	12/27/2024	499,987
731,250	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	3.609	9/8/2025	721,575
592,424	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	3.682	5/16/2025	586,355
				2,058,066

	TOTAL BANK LOANS (Cost $70,898,984)			$69,363,122

Shares
	COMMON STOCK ― 0.1%
	CONSTRUCTION & ENGINEERING ― 0.1%
53,218	Mcdermott International Ltd. (4)	42,574

	TOTAL COMMON STOCK (Cost $467,382)	$42,574

	SHORT TERM INVESTMENT ― 6.6%
4,691,703	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.030% (5)	4,691,703
	TOTAL SHORT TERM INVESTMENT (Cost $4,691,703)	$4,691,703

	TOTAL INVESTMENTS ― 104.0% (Cost $76,058,069)	74,097,399
	Liabilities in Excess of Other Assets ― (4.0)%	(2,870,283)
	TOTAL NET ASSETS ― 100.0%	$71,227,116

Percentages are stated as a percent of net assets.

(1)	Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2)	Defaulted security.
(3)	Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(4)	Non income producing.
(5)	Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor’s Financial Services, LLC (“S&P”) and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

Assets:
Investments in securities at value (cost $76,058,069)	$74,097,399
Cash	382,148
Receivables:
Investment securities sold	312,111
Fund shares sold	475,000
Interest	139,563
Prepaid expenses	38,837
Total assets	75,445,058

Liabilities:
Payables:
Investment securities purchased	3,938,655
Fund shares redeemed	85,345
Distributions to shareholders	24,333
Due to Investment Adviser	10,013
Distribution Fees	32,110
Accrued expenses and other liabilities	127,486
Total liabilities	4,217,942

Net Assets	$71,227,116

Components of Net Assets:
Paid-in capital	$75,086,569
Total accumulated loss	(3,859,453)
Net Assets	$71,227,116

Class A:
Net Assets	$4,792,839
Issued and Outstanding	192,845
Net Asset Value and Redemption Price^	$24.85
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$25.95

Class C:
Net Assets	$7,062,816
Issued and Outstanding	285,829
Net Asset Value, Redemption Price* and Offering Price Per Share	$24.71

Institutional Class:
Net Assets	$59,371,461
Issued and Outstanding	2,394,678
Net Asset Value, Redemption Price and Offering Price Per Share	$24.79

^	Initial sales charge of 4.25% is waived if Class A shares purchased in excess of $1,000,000. The 1.00% CDSC applies when sales charge is waived and shares areredeemed within 18 months of purchase (see Note 3).
*	Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (see Note 3).

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Interest income	$1,499,575
Bank loan fee income	14,216
Total investment income	1,513,791

Expenses:
Advisory fees (Note 3)	225,643
Administration and fund accounting fees (Note 3)	70,427
Distribution fees (Note 6)	44,688
Transfer agent fees and expenses (Note 3)	39,867
Registration fees	24,107
Legal fees	10,776
Custody fees (Note 3)	10,774
Audit fees	10,243
Compliance Fee (Note 3)	10,060
Trustee fees (Note 3)	8,278
Shareholder reporting fees	6,081
Service Fee	3,265
Insurance fees	1,623
Miscellaneous expenses	4,804
Total expenses	470,636
Expenses waived by the Adviser (Note 3)	(169,062)
Net expenses	301,574
Net investment income	1,212,217

Realized and Unrealized Gain on Investments
Net realized gain on investments	120,872
Net change in unrealized appreciation/depreciation on investments	1,331,138
Net realized and unrealized gain on investments	1,452,010

Net increase in net assets resulting from operations	$2,664,227

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,212,217	$3,383,235
Net realized gain (loss) on investments	120,872	(2,020,836)
Net change in unrealized appreciation/depreciation on investments	1,331,138	(1,194,535)
Net increase in net assets resulting from operations	2,664,227	167,864

Distributions to shareholders:
Class A Shares	(83,318)	(222,935)
Class C Shares	(101,160)	(316,290)
Institutional Class Shares	(1,027,688)	(2,874,754)
Total distributions to shareholders	(1,212,166)	(3,413,979)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	393,735	735,160
Class C Shares	69,898	242,450
Institutional Class Shares	2,913,638	10,964,381
Reinvestment of distributions:
Class A Shares	21,906	56,682
Class C Shares	89,312	277,065
Institutional Class Shares	935,777	2,583,640
Cost of shares repurchased:
Class A Shares*	(473,878)	(1,377,364)
Class C Shares	(1,315,690)	(2,004,183)
Institutional Class Shares	(1,655,437)	(20,509,736)
Net increase (decrease) in net assets from capital transactions	979,261	(9,031,905)
Total Increase (Decrease) in Net Assets	2,431,322	(12,278,020)

Net Assets:
Beginning of period	68,795,794	81,073,814
End of period	$71,227,116	$68,795,794

Capital Share Transactions:
Shares sold:
Class A Shares	15,979	30,927
Class C Shares	2,850	9,733
Institutional Class Shares	117,285	444,813
Shares reinvested:
Class A Shares	886	2,351
Class C Shares	3,634	11,497
Institutional Class Shares	37,933	107,027
Shares repurchased:
Class A Shares	(18,999)	(62,208)
Class C Shares	(53,223)	(82,606)
Institutional Class Shares	(66,844)	(847,034)
Net increase (decrease) in shares outstanding	39,501	(385,500)

* Net of redemption fees (see Note 3)

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class A Shares

Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period April 1, 2016* Through September 30, 2016
Net Asset Value, Beginning of Period	$24.34		$25.18	$26.01	$25.87	$25.78	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.42		1.05	1.35	1.22	1.08	0.32
Net realized and unrealized gain (loss) on investments	0.51		(0.83)	(0.78)	0.14	0.13	0.72
Total Gain from Investment Operations	0.93		0.22	0.57	1.36	1.21	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(1.05)	(1.35)	(1.14)	(1.05)	(0.26)
From net realized gain on investments	—		(0.01)	(0.05)	(0.08)	(0.07)	—
Total Distributions	(0.42)		(1.06)	(1.40)	(1.22)	(1.12)	(0.26)

Redemption fee proceeds(1)	—		—	0.00 (2)	—	—	—

Net Asset Value, End of Period	$24.85		$24.34	$25.18	$26.01	$25.87	$25.78

Total Return(3)	3.82	%(4)	0.97%	2.27%	5.37%	4.80%	4.15	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,793		$4,746	$5,638	$8,563	$265	$132
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.47	%(5)	1.43%	1.31%	1.35%	1.64%	2.07	%(5)
After fees waived / reimbursed by the Adviser	0.99	%(5)	0.99%	0.99%	0.99%	0.99%	0.99	%(5)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	3.37	%(5)	4.36%	5.28%	4.69%	4.22%	2.55	%(5)
Portfolio turnover rate(6)	19	%(4)	41%	61%	35%	105%	23	%(4)

*	Inception date
(1)	Computed using average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	Performance reported does not reflect sales charges.
(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class C Shares

Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period April 1, 2016* Through September 30, 2016
Net Asset Value, Beginning of Period	$24.20		$25.12	$25.96	$25.83	$25.75	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.32		0.87	1.16	1.01	0.90	0.35
Net realized and unrealized gain (loss) on investments	0.51		(0.92)	(0.78)	0.16	0.13	0.59
Total Gain (Loss) from Investment Operations	0.83		(0.05)	0.38	1.17	1.03	0.94

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.86)	(1.17)	(0.96)	(0.88)	(0.19)
From net realized gain on investments	—		(0.01)	(0.05)	(0.08)	(0.07)	—
Total Distributions	(0.32)		(0.87)	(1.22)	(1.04)	(0.95)	(0.19)

Net Asset Value, End of Period	$24.71		$24.20	$25.12	$25.96	$25.83	$25.75

Total Return(2)	3.45	%(3)	-0.12%	1.52%	4.56%	4.06%	3.77	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,063		$8,049	$9,894	$2,665	$713	$62
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	2.22	%(4)	2.18%	2.07%	2.12%	2.39%	2.82	%(4)
After fees waived / reimbursed by the Adviser	1.74	%(4)	1.74%	1.74%	1.74%	1.74%	1.74	%(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	2.63	%(4)	3.60%	4.56%	3.88%	3.55%	2.74	%(4)
Portfolio turnover rate(5)	19	%(3)	41%	61%	35%	105%	23	%(3)

*	Inception date
(1)	Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares

Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period April 1, 2016* Through September 30, 2016
Net Asset Value, Beginning of Period	$24.28		$25.19	$26.02	$25.88	$25.79	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.45		1.10	1.41	1.25	1.14	0.36
Net realized and unrealized gain (loss) on investments	0.51		(0.90)	(0.77)	0.17	0.14	0.71
Total Gain from Investment Operations	0.96		0.20	0.64	1.42	1.28	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.45)		(1.10)	(1.42)	(1.20)	(1.12)	(0.28)
From net realized gain on investments	—		(0.01)	(0.05)	(0.08)	(0.07)	—
Total Distributions	(0.45)		(1.11)	(1.47)	(1.28)	(1.19)	(0.28)

Net Asset Value, End of Period	$24.79		$24.28	$25.19	$26.02	$25.88	$25.79

Total Return	3.96	%(2)	0.93%	2.56%	5.62%	5.06%	4.28	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,371		$56,001	$65,542	$80,262	$49,183	$35,740
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.23	%(3)	1.19%	1.08%	1.17%	1.43%	1.85	%(3)
After fees waived / reimbursed by the Adviser	0.74	%(3)	0.74%	0.74%	0.74%	0.74%	0.74	%(3)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	3.62	%(3)	4.57%	5.52%	4.79%	4.43%	2.83	%(3)
Portfolio turnover rate(4)	19	%(2)	41%	61%	35%	105%	23	%(2)

*	Inception date
(1)	Computed using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Piermont Small Cap Value Fund
Semi-Annual Period Ending March 31, 2021

Dear Investor:

We are pleased to present you with the Semi-Annual Report of Ziegler Piermont Small Cap Value Fund (the “Fund”) for the six-month period ended March 31, 2021.

During the reporting period, the Fund’s total return was 54.87% for Institutional shares, which trailed the Russell 2000 Value Index’s return of 61.59%.

Market Environment and Performance Discussion

The six-month reporting period was composed of two distinct regimes in terms of market leadership within the Small Cap Value universe of stocks as defined by the constituents of the Russell 2000 Value Index. The period from October 2020 through January 2021 was characterized by a strong rally from lower quality, more speculative stocks and a rebound in stocks that had been most penalized by investors during the early stages of the COVID 19 pandemic.

Unsurprisingly, the Fund lagged the benchmark during this period as our investment process favors higher quality companies with favorable earnings characteristics and attractive valuations. While we have found these types of companies tend to reward investors over the long term, they were not in favor during the October through January period.

February and March 2021 saw a return to market conditions more favorable to our investment process, with strongly positive return contributions coming from valuation factors, as well as significant improvement in the profitability, growth and balance sheet factors. This combination benefited the Fund’s performance relative to the benchmark.

Outlook

In our experience managing small cap value portfolios, we have found low-quality speculative stock rallies to be very difficult to anticipate. Fortunately, they have historically not lasted long and have been followed by longer, sustained periods favoring our investment process where higher quality companies outperform. Our expectation is that higher quality factors will be among the strongest positive contributing factor types over the near-term environment and over the next 12 to 18 months, which we believe will benefit the Fund’s performance.

We appreciate your investment in the Ziegler Piermont Small Cap Value fund.

Sincerely,

John Albert	Kevin Finn
Portfolio Manager	Portfolio Manager

John Russon
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk, and principal loss is possible. There can be no assurance that the Fund will achieve its investment objective. Investing in small-capitalization companies involves additional risks such as limited liquidity and greater volatility than large-capitalization companies. The Adviser relies on its proprietary model (“Models and Data”) in making investment decisions for the Fund. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential loss. The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Diversification does not assure a profit nor protect against loss in a declining market. Earnings growth is not representative of the Fund’s future performance.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

It is not possible to invest directly in an index.

The Ziegler Piermont Small Cap Value Fund is distributed by Quasar Distributors, LLC

Ziegler Piermont Small Cap Value Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2021 (Unaudited)

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS ― 89.5%
	AEROSPACE PRODUCT AND PARTS MANUFACTURING ― 0.5%
303	Kaman Corp.	$15,541

	ALL OTHER ELECTRICAL EQUIPMENT AND COMPONENT MANUFACTURING ― 1.1%
1,102	Lydall, Inc. *	37,181

	ALL OTHER MISCELLANEOUS MANUFACTURING ― 0.9%
607	Hillenbrand, Inc.	28,960

	ALUMINA AND ALUMINUM PRODUCTION AND PROCESSING ― 1.4%
1,415	Alcoa Corp. *	45,973

	AUDIO AND VIDEO EQUIPMENT MANUFACTURING ― 0.9%
1,440	Knowles Corp. *	30,125

	BUSINESS TO BUSINESS ELECTRONIC MARKETS ― 1.2%
395	ePlus, Inc. *	39,358

	COMMERCIAL AND INSTITUTIONAL BUILDING CONSTRUCTION ― 1.0%
405	McGrath RentCorp	32,663

	COMMERCIAL BANKING ― 16.0%
1,994	Associated Banc-Corp	42,552
1,509	Bancorp Inc/The *	31,266
690	Banner Corp.	36,798
1,154	Central Pacific Financial Corp.	30,789
684	Eagle Bancorp, Inc.	36,396
834	First Bancshares Inc/The	30,533
40	First Citizens BancShares Inc/NC	33,431
603	First Financial Corp/IN	27,141
584	First Interstate BancSystem, Inc.	26,887
790	Heartland Financial USA, Inc.	39,705
1,359	Independent Bank Corp/MI	32,127
608	TriCo Bancshares	28,801
1,268	Trustmark Corp.	42,681
515	UMB Financial Corp.	47,549
1,385	United Community Banks Inc/GA	47,255
		533,911
	COMPUTER AND COMPUTER PERIPHERAL EQUIPMENT AND SOFTWARE MERCHANT WHOLESALERS ― 1.0%
351	Insight Enterprises, Inc. *	33,492

	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES ― 1.1%
811	Sykes Enterprises, Inc. *	35,748

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	COPPER ROLLING, DRAWING, EXTRUDING, AND ALLOYING ― 1.0%
844	Mueller Industries, Inc.	$34,899

	CRUDE PETROLEUM EXTRACTION ― 2.5%
1,573	Bonanza Creek Energy, Inc. *	56,203
1,220	Matador Resources Co.	28,609
		84,812
	DATA PROCESSING, HOSTING, AND RELATED SERVICES ― 0.8%
741	NCR Corp. *	28,121

	DIRECT INSURANCE (EXCEPT LIFE, HEALTH, AND MEDICAL) CARRIERS ― 2.2%
700	Mercury General Corp.	42,568
613	Stewart Information Services Corp.	31,894
		74,462
	DIRECT LIFE, HEALTH, AND MEDICAL INSURANCE CARRIERS ― 1.3%
746	American Equity Investment Life Holding Co.	23,521
78	National Western Life Group, Inc.	19,422
		42,943
	ELECTRICAL EQUIPMENT MANUFACTURING ― 0.9%
217	Regal Beloit Corp.	30,962

	ENGINE, TURBINE, AND POWER TRANSMISSION EQUIPMENT MANUFACTURING ― 0.6%
372	Altra Industrial Motion Corp.	20,579

	FAMILY CLOTHING STORES ― 1.4%
1,362	Abercrombie & Fitch Co. *	46,730

	FRUIT AND VEGETABLE CANNING, PICKLING, AND DRYING ― 0.7%
475	Seneca Foods Corp. *	22,368

	GENERAL FREIGHT TRUCKING, LONG-DISTANCE ― 0.9%
1,580	Heartland Express, Inc.	30,936

	HEAVY DUTY TRUCK MANUFACTURING ― 0.9%
774	Federal Signal Corp.	29,644

	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 1.4%
770	Travel + Leisure Co.	47,093

	INVESTMENT BANKING AND SECURITIES DEALING ― 1.1%
331	Piper Sandler Cos	36,294

	IRON AND STEEL MILLS AND FERROALLOY MANUFACTURING ― 1.0%
1,050	Commercial Metals Co.	32,382

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	LESSORS OF NONRESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES) ― 6.9%
2,198	Apple Hospitality REIT, Inc.	$32,025
2,246	Armada Hoffler Properties, Inc.	28,165
2,383	Chatham Lodging Trust *	31,360
1,343	Corporate Office Properties Trust	35,361
1,510	Global Net Lease, Inc.	27,271
785	Physicians Realty Trust	13,871
815	STAG Industrial, Inc.	27,392
1,816	UMH Properties, Inc.	34,813
		230,258
	MANAGEMENT CONSULTING SERVICES ― 0.9%
371	Insperity, Inc.	31,068

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 4.7%
976	Hawaiian Electric Industries, Inc.	43,364
451	NorthWestern Corp.	29,405
219	SJW Group	13,795
332	Southwest Gas Holdings, Inc.	22,812
378	Spire, Inc.	27,930
438	Unitil Corp.	20,012
		157,318
	MATERIAL HANDLING EQUIPMENT MANUFACTURING ― 0.8%
521	Columbus McKinnon Corp/NY	27,488

	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 0.4%
588	Hanger, Inc. *	13,418

	MEDICAL, DENTAL, AND HOSPITAL EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 1.5%
79	ICU Medical, Inc. *	16,230
921	Owens & Minor, Inc.	34,620
		50,850
	METAL CAN, BOX, AND OTHER METAL CONTAINER (LIGHT GAUGE) MANUFACTURING ― 0.9%
543	Greif, Inc.	30,951

	METAL VALVE MANUFACTURING ― 0.7%
197	Curtiss-Wright Corp.	23,364

	NEW CAR DEALERS ― 1.2%
837	Sonic Automotive, Inc.	41,490

	NEWSPAPER PUBLISHERS ― 1.0%
62	Graham Holdings Co.	34,871

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	NURSING CARE FACILITIES (SKILLED NURSING FACILITIES) ― 2.1%
298	National HealthCare Corp.	$23,217
4,185	New Senior Investment Group, Inc.	26,073
1,161	Sabra Health Care REIT, Inc.	20,155
		69,445
	OIL AND GAS PIPELINE AND RELATED STRUCTURES CONSTRUCTION ― 0.8%
3,030	Antero Midstream Corp.	27,361

	OTHER BASIC INORGANIC CHEMICAL MANUFACTURING ― 2.0%
519	Cabot Corp.	27,216
530	Minerals Technologies, Inc.	39,920
		67,136
	OTHER BUILDING MATERIAL DEALERS ― 0.7%
959	Lumber Liquidators Holdings, Inc. *	24,090

	OTHER CUT AND SEW APPAREL MANUFACTURING ― 1.3%
1,462	G-III Apparel Group Ltd. *	44,065

	OTHER DIRECT SELLING ESTABLISHMENTS ― 0.9%
559	Nu Skin Enterprises, Inc.	29,566

	OTHER FINANCIAL VEHICLES ― 3.9%
5,574	Capstead Mortgage Corp.	34,726
360	Community Healthcare Trust, Inc.	16,603
1,861	Dynex Capital, Inc.	35,228
1,366	Primoris Services Corp.	45,255
		131,812
	OTHER HEALTH AND PERSONAL CARE STORES ― 0.7%
1,290	Natural Grocers by Vitamin Cottage, Inc.	22,640

	OTHER HOME FURNISHINGS STORES ― 1.5%
1,721	At Home Group, Inc. *	49,393

	PAPER MILLS - 0.6%
530	Clearwater Paper Corp. *	19,939

	PESTICIDE AND OTHER AGRICULTURAL CHEMICAL MANUFACTURING ― 0.6%
783	Phibro Animal Health Corp.	19,105

	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 2.1%
1,351	Coherus Biosciences, Inc. *	19,738
411	FibroGen, Inc. *	14,266
663	Supernus Pharmaceuticals, Inc. *	17,357

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 2.1% (Continued)
1,298	Vanda Pharmaceuticals, Inc. *	$19,496
		70,857
	PLATE WORK AND FABRICATED STRUCTURAL PRODUCT MANUFACTURING ― 1.0%
143	Valmont Industries, Inc.	33,987

	PORTFOLIO MANAGEMENT ― 1.0%
621	Artisan Partners Asset Management, Inc.	32,398

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING ― 0.8%
1,028	Comtech Telecommunications Corp.	25,536

	REINSURANCE CARRIERS ― 1.5%
1,464	Mr Cooper Group, Inc. *	50,889

	RESEARCH AND DEVELOPMENT IN THE PHYSICAL, ENGINEERING, AND LIFE SCIENCES ― 0.6%
459	Anika Therapeutics, Inc. *	18,722

	RESIDENTIAL BUILDING CONSTRUCTION ― 2.0%
581	M/I Homes, Inc. *	34,320
350	Meritage Homes Corp. *	32,172
		66,492
	RESTAURANTS AND OTHER EATING PLACES ― 0.6%
1,737	Fiesta Restaurant Group, Inc. *	21,869

	SAVINGS INSTITUTIONS ― 1.4%
1,025	Flagstar Bancorp, Inc.	46,228

	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 1.4%
2,032	Amkor Technology, Inc.	48,180

	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 1.1%
1,864	Rambus, Inc. *	36,236

	SHOE STORES - 1.4%
854	Foot Locker, Inc.	48,038

	SPORTING GOODS STORES ― 0.8%
344	Dick’s Sporting Goods, Inc.	26,196

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value

	SPRING AND WIRE PRODUCT MANUFACTURING ― 0.4%
271	Barnes Group, Inc.	$13,425

	SUPERMARKETS AND OTHER GROCERY (EXCEPT CONVENIENCE) STORES ― 1.0%
563	Ingles Markets, Inc.	34,708

	SUPPORT ACTIVITIES FOR MINING ― 1.9%
3,519	Archrock, Inc.	33,396
2,655	Liberty Oilfield Services, Inc. *	29,975
		63,371
	TELEVISION BROADCASTING ― 1.0%
1,749	Gray Television, Inc.	32,182

	TIRE MANUFACTURING ― 1.5%
2,825	Goodyear Tire & Rubber Co/The *	49,635

	WIRING DEVICE MANUFACTURING ― 0.9%
612	AZZ, Inc.	30,814

	WOOD KITCHEN CABINET AND COUNTERTOP MANUFACTURING ― 0.9%
298	American Woodmark Corp. *	29,377

	WAREHOUSE CLUBS AND SUPERCENTERS ― 1.1%
547	Big Lots, Inc.	37,360

	TOTAL COMMON STOCKS (Cost $2,643,804)	$3,357,305

	SHORT TERM INVESTMENT ― 0.3%
8,690	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.030% (1)	8,690
	TOTAL SHORT TERM INVESTMENT (Cost $8,690)	$8,690

	TOTAL INVESTMENTS ― 100.6% (Cost $2,652,494)	3,365,995
	Liabilities in Excess of Other Assets ― (0.6)%	(19,321)
	TOTAL NET ASSETS ― 100.0%	$3,346,674

   Percentages are stated as a percent of net assets.

  * Non income producing.

(1) Rate quoted is seven-day yield at period end.

Ziegler Piermont Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

Assets:
Investments in securities at value (cost $2,652,494)	$3,365,995
Receivables:
Due from Investment Adviser	13,966
Dividends and interest	4,135
Prepaid expenses	16,456
Total assets	3,400,552

Liabilities:
Accrued expenses and other liabilities	53,878
Total liabilities	53,878

Net Assets	$3,346,674

Components of Net Assets:
Paid-in capital	$2,363,259
Total accumulated gain	983,415
Net Assets	$3,346,674

Institutional Class:
Net Assets	$3,346,674
Issued and Outstanding	88,647
Net Asset Value, Redemption Price and Offering Price Per Share	$37.75

The accompanying notes are an integral part of these financial statements.

Ziegler Piermont Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Dividend and interest income	$37,117
Interest income	3
Total investment income	37,120

Expenses:
Administration and fund accounting fees (Note 3)	27,908
Registration fees	14,141
Advisory fees (Note 3)	10,766
Legal fees	10,014
Trustee fees (Note 3)	8,343
Audit fees	7,730
Compliance fees (Note 3)	6,224
Shareholder reporting fees	5,614
Custody fees (Note 3)	5,294
Transfer agent fees and expenses (Note 3)	4,932
Service Fee	718
Miscellaneous expenses	3,430
Total expenses	106,361
Expenses waived and reimbursed by the Adviser (Note 3)	(93,443)
Net expenses	12,918
Net investment income	24,202

Realized and Unrealized Gain on Investments
Net realized gain on investments	267,766
Net change in unrealized appreciation/depreciation on investments	768,298
Net realized and unrealized gain on investments	1,036,064

Net increase in net assets resulting from operations	$1,060,266

The accompanying notes are an integral part of these financial statements.

Ziegler Piermont Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Period July 21, 2020* through September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$24,202	$1,295
Net realized gain (loss) on investments	267,766	(1,061)
Net change in unrealized appreciation/depreciation on investments	768,298	(54,797)
Net increase (decrease) in net assets resulting from operations	1,060,266	(54,563)

Distributions to shareholders:
Net investment income **	(22,288)	—
Total distributions to shareholders	(22,288)	—

Capital Transactions:
Net proceeds from shares sold	2,245,265	1,190,723
Reinvestment of distributions	21,105	—
Cost of shares repurchased	(1,093,834)	—
Net increase in net assets from capital transactions	1,172,536	1,190,723
Total Increase in Net Assets	2,210,514	1,136,160

Net Assets:
Beginning of period	1,136,160	—
End of period	$3,346,674	$1,136,160

Capital Share Transactions:
Shares sold	72,464	46,311
Shares reinvested	673	—
Shares repurchased	(30,801)	—
Net increase in shares outstanding	42,336	46,311

* Commencement of operations on July 21, 2020

** Includes net realized gain on investments sold.

The accompanying notes are an integral part of these financial statements.

Ziegler Piermont Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per Share Data for a Share Outstanding Throughout the Period Presented.

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Period July 21, 2020* Through September 30, 2020
Net Asset Value, Beginning of Period	$24.53		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.28		0.05
Net realized and unrealized gain (loss) on investments	13.13		(0.52)
Total Loss from Investment Operations	13.41		(0.47)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		—
From net realized gain on investments	(0.04)		—
Total Distributions	(0.19)		0.00

Net Asset Value, End of Period	$37.75		$24.53

Total Return	54.87	%(2)	-1.88	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,347		$1,136
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	7.41	%(3)	49.72	%(3)
After fees waived / reimbursed by the Adviser	0.90	%(3)	0.90	%(3)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	1.69	%(3)	1.11	%(3)
Portfolio turnover rate	65	%(3)	20	%(2)

* Commencement of operations on July 21, 2020

1 Computed using average shares method.

2 Not Annualized.

3 Annualized.

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
Semi-Annual Period Ending March 31, 2021

Dear Shareholder:

We are pleased to present you with the Semi-Annual Report for the Ziegler FAMCO Hedged Equity Fund for the six-month period ending March 31, 2021 (the “Reporting Period”).

During the Reporting Period, the USCA Premium Buy-Write Fund, now the Ziegler FAMCO Hedged Equity Fund (the “Fund”) returned 11.1%, generating 58% of the upside capture of the S&P 500 return of 19.1%. Importantly, the fund produced what we consider to be a superior return per unit of risk as the standard deviation of the fund’s return was 9.1%, just 43% of the standard deviation of the S&P 500. Additionally, the Fund underperformed the CBOE Buy/Write Index return of 13.7%.

It should be noted that the six-month periods occurred during the transition of the Fund’s strategy from a covered call strategy employed on individual stocks and ETFs to a hedged equity strategy which invests in a portfolio of large cap stocks designed to closely follow the performance of the S&P 500 Index, accompanied by an S&P 500 Index-based hedging strategy that includes selling calls and buying puts for immediate downside protection.

Market Environment

The economy and stock market reacted positively during the fourth quarter 2020, following the November 9th announcement of successful COVID vaccine trials. Election uncertainty was partially put to rest in the weeks following the November 3rd election, but was finalized in January following the two Georgia Senate run-off elections.

The potential for a reopening of the economy in 2021 likely created an equity market rally and a shift that favored cyclical value stocks, which outperformed growth and technology stocks beginning on November 9, 2021 and continuing through March 31, 2021. During the first half of the reporting period (fourth quarter 2020), this trend enhanced the returns of the stocks in the Fund relative to the Index.

The US Treasury 10 year yield started the period (Oct 1, 2020) at .67% and ended it at 1.75%. While still low, a 108 basis point rise in yields is meaningful. We believe this also helps explain the outperformance of cyclical vs growth. Rising yields suggest inflation expectations are picking up, which benefit shorter duration investments like industrials, materials, financials and energy. Historically, growth stocks tend to perform well when inflation expectations are falling.

Performance Discussion

As one would expect, the sold call options in the Fund in both periods, truncated upside capture. However, there were periods within the overall rally where the stock market declined and the hedging strategy which was implemented in late December, reduced downside participation during these periods. Notably, during the period from February 12th to March 4th, the S&P 500 fell 4.23% while the Fund only captured about ¼ of the downside, falling just 1.14%.

Looking Ahead

According to Bloomberg, S&P 500 earnings per share are expected to surpass peak pre-COVID earnings by more than 9% this year. The resulting 2021 P/E ratio for the S&P 500 is an above average 23.8%. Market participants have focused mainly on the positives in recent months. Fiscal stimulus, post-pandemic reopening, and historically low interest rates may continue to create a constructive environment for equity investors. However, structural budget deficits and increased deficit spending on stimulus may be pushing interest rates higher as the supply of Treasury bonds increases. In addition, there is the potential for higher tax rates in order to finance the trillions of dollars in stimulus spending. This could eventually create a negative backdrop for both stocks and bonds when the stimulus honeymoon period ends.

U.S. economic growth is expected to strengthen throughout the year, supported by unprecedented levels of fiscal and monetary stimulus. The successful rollout of vaccines has fueled optimism that the U.S. economy can fully reopen in the second half of this year. Forecasters are looking for U.S. RGDP growth to reach around 7.0% in the second half of 2021 before tapering off to a more sustainable level of 3.0% to 4.0% growth in 2022.

Consumer confidence strengthened in the first quarter, as the vaccine rollout fueled optimism over improving business conditions, reopening of the economy, and hopes for further job creation. The pandemic has exacerbated income disparity, hurting many lower income people employed in the services industry. However, the transfer payments provided by the government to those on the lower end of the recovery, coupled with an overall high savings rate, and pent-up demand, leaves consumers in a good position to spend once the economy fully reopens.

The Fed’s focus on employment, coupled with their view that any increase in inflation should be transitory, will reinforce its commitment not to raise rates for the foreseeable future. However, faster-than-expected inflation could force the Federal Reserve to raise short-term interest rates, which would eventually weigh on business investment and overall economic growth. To summarize, a lot of good news is priced into the market. There could be risks for equity investors on the horizon, such as higher tax rates, growing government deficits, increasing inflation expectations, and missed earnings forecasts, to name a few. There are also still unknowns regarding COVID variants and how long immunity will last following vaccination. There is also a risk of a continuation of rising interest rates and a steeper yield curve.

We believe the Ziegler FAMCO Hedged Equity Fund is an attractive opportunity for investors who want exposure to equities but are concerned about risks which may impact the stock market in the coming year.

We appreciate your investment in the Ziegler FAMCO Hedged Equity Fund.

Sincerely,

Wiley Angell	Davis Rushing
Senior Portfolio Manager	Senior Portfolio Manager

Kelly Rushing

Senior Portfolio Manager

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

The Ziegler FAMCO Hedged Equity Fund is distributed by Quasar Distributors, LLC.

Mutual fund investing involves risk. Principal loss is possible. There is no assurance that the Ziegler FAMCO Hedged Equity Fund will achieve its investment objectives. Selling covered call or stock index options will limit the fund’s gain, if any, on its underlying securities and the fund continues to bear the risk of a decline in the value of its underlying stocks. There is no guarantee that the strategy will achieve its objectives, generate profits or avoid losses. The use of covered call strategies does not ensure profits or guarantee against losses. Past performance is no assurance of future results.

The Fund risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Must be preceded or accompanied by a prospectus.

S&P 500 Index. The S&P 500 Index is weighted by market value, and its performance is thought to be representative of the stock market as a whole. The S&P 500 Index was created in 1957, although it has been extrapolated backwards to several decades earlier for performance comparison purposes. This index provides a broad snapshot of the overall U.S. equity market; in fact, over 70% of all U.S. equity is tracked by the S&P 500 Index. The index selects its companies based upon their market size, liquidity, and sector. The S&P 500 Index is a market-weighted index.

CBOE BuyWrite Index. The CBOE BuyWrite Index is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. The S&P call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out-of-the-money). The S&P call is held until expiration and cash settled, at which time a new one-month, slightly out-of-the-money call is written.

It is not possible to invest directly in this index.

Ziegler FAMCO Hedged Equity Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2021 (Unaudited)

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS ― 100.0%
	ACCOUNTING, TAX PREPARATION, BOOKKEEPING, AND PAYROLL SERVICES ― 0.2%
904	Paychex, Inc.	$88,610

	ADVERTISING AGENCIES ― 0.2%
904	Omnicom Group, Inc.	67,032

	AEROSPACE PRODUCT AND PARTS MANUFACTURING ― 1.5%
858	Boeing Co./The *	218,550
7,442	General Electric Co.	97,713
3,661	Raytheon Technologies Corp.	282,885
		599,148

	AGRICULTURAL IMPLEMENT MANUFACTURING ― 0.2%
253	Deere & Co.	94,657

	ALL OTHER ELECTRICAL EQUIPMENT AND COMPONENT MANUFACTURING ― 0.8%
3,279	Emerson Electric Co.	295,832

	AUTOMOBILE AND LIGHT DUTY MOTOR VEHICLE MANUFACTURING ― 1.8%
1,383	General Motors Co. *	79,467
907	Tesla, Inc. *	605,813
		685,280
	BREAKFAST CEREAL MANUFACTURING ― 0.1%
880	General Mills, Inc.	53,962

	CABLE AND OTHER SUBSCRIPTION PROGRAMMING ― 0.1%
77	Charter Communications, Inc. *	47,511

	CARPET AND RUG MILLS ― 0.2%
504	Mohawk Industries, Inc. *	96,924

	CASINO HOTELS ― 0.7%
844	Las Vegas Sands Corp. *	51,281
5,639	MGM Resorts International	214,226
		265,507
	COMMERCIAL AND SERVICE INDUSTRY MACHINERY MANUFACTURING ― 1.0%
2,826	Dover Corp.	387,529

	COMMERCIAL BANKING ― 4.7%
16,569	Bank of America Corp.	641,055
4,748	Citigroup, Inc.	345,417
2,826	JPMorgan Chase & Co.	430,202
433	M&T Bank Corp.	65,647
106	SVB Financial Group *	52,328

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	COMMERCIAL BANKING ― 4.7% (Continued)
1,374	Truist Financial Corp.	$80,132
1,155	U.S. Bancorp	63,883
4,236	Wells Fargo & Co.	165,500
		1,844,164
	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING ― 5.5%
17,601	Apple, Inc.	2,149,961

	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES ―
452	Autodesk, Inc. *	125,272
613	Cognizant Technology Solutions Corp.	47,888
339	MSCI, Inc.	142,135
451	Synopsys, Inc. *	111,749
		427,044
	CONSTRUCTION MACHINERY MANUFACTURING ― 1.3%
2,253	Caterpillar, Inc.	522,403

	COPPER, NICKEL, LEAD, AND ZINC MINING ― 0.3%
3,712	Freeport-McMoRan, Inc. *	122,236

	COURIERS AND EXPRESS DELIVERY SERVICES ― 0.9%
678	FedEx Corp.	192,580
878	United Parcel Service, Inc.	149,251
		341,831
	CREDIT BUREAUS ― 0.2%
226	Moody’s Corp.	67,486

	CREDIT CARD ISSUING ― 0.4%
647	American Express Co.	91,512
634	Capital One Financial Corp.	80,664
		172,176
	CRUDE PETROLEUM EXTRACTION ― 0.2%
2,716	Occidental Petroleum Corp.	72,300

	DATA PROCESSING, HOSTING, AND RELATED SERVICES ― 1.3%
452	Akamai Technologies, Inc. *	46,059
1,357	Automatic Data Processing, Inc.	255,753
452	Broadridge Financial Solutions, Inc.	69,201
1,289	Fiserv, Inc. *	153,443
		524,456
	DEPARTMENT STORES ― 0.2%
923	TJX Cos Inc./The	61,056

	DIRECT INSURANCE (EXCEPT LIFE, HEALTH, AND MEDICAL) CARRIERS ― 2.3%
2,148	American International Group, Inc.	99,259
1,536	Berkshire Hathaway, Inc. *	392,402

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	DIRECT INSURANCE (EXCEPT LIFE, HEALTH, AND MEDICAL) CARRIERS ― 2.3% (Continued)
1,244	Chubb Ltd. (1)	$196,515
971	Cincinnati Financial Corp.	100,100
791	Travelers Companies, Inc./The	118,966
		907,242
	DIRECT LIFE, HEALTH, AND MEDICAL INSURANCE CARRIERS ― 2.7%
2,007	Centene Corp. *	128,267
526	Cigna Corp.	127,155
1,306	Hartford Financial Services Group Inc./The	87,228
2,826	MetLife, Inc.	171,793
1,466	UnitedHealth Group, Inc.	545,455
		1,059,898
	DOLL, TOY, AND GAME MANUFACTURING ― 0.1%
592	Hasbro, Inc.	56,903

	ELECTRIC POWER GENERATION ― 0.2%
2,305	AES Corp./The	61,797

	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES ― 4.1%
495	Amazon.com, Inc. *	1,531,569
252	Etsy, Inc. *	50,821
		1,582,390
	EXTERMINATING AND PEST CONTROL SERVICES ― 0.1%
1,696	Rollins, Inc.	58,376

	FERTILIZER MANUFACTURING ― 0.1%
1,387	Mosaic Co./The	43,843

	FINANCIAL TRANSACTIONS PROCESSING, RESERVE, AND CLEARINGHOUSE ACTIVITIES ― 2.9%
1,341	Fidelity National Information Services, Inc.	188,558
810	Global Payments, Inc.	163,280
1,206	Mastercard, Inc.	429,396
1,696	Visa, Inc.	359,094
		1,140,328
	FOOTWEAR MANUFACTURING ― 0.8%
2,487	NIKE, Inc.	330,497

	FRUIT AND VEGETABLE CANNING, PICKLING, AND DRYING ― 0.2%
497	JM Smucker Co./The	62,885

	GENERAL MEDICAL AND SURGICAL HOSPITALS ― 0.5%
797	HCA Healthcare, Inc.	150,107
470	Universal Health Services, Inc.	62,693
		212,800

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	GENERAL MERCHANDISE STORES, INCLUDING WAREHOUSE CLUBS AND SUPERCENTERS ― 1.9%
1,249	Costco Wholesale Corp.	$440,248
766	Target Corp.	151,722
1,244	Wal-Mart, Inc.	168,973
		760,943
	HEAVY DUTY TRUCK MANUFACTURING ― 0.2%
927	PACCAR, Inc.	86,137

	HOME CENTERS ― 1.4%
1,505	Home Depot Inc./The	459,401
479	Lowe’s Cos, Inc.	91,096
		550,497
	HOME HEALTH CARE SERVICES ― 0.2%
130	Intuitive Surgical, Inc. *	96,062

	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 0.3%
437	Hilton Worldwide Holdings, Inc. *	52,842
502	Marriott International Inc/MD *	74,351
		127,193
	INDUSTRIAL GAS MANUFACTURING ― 0.7%
917	Linde PLC (1)	256,888

	INDUSTRIAL MACHINERY MANUFACTURING ― 0.5%
750	Applied Materials, Inc.	100,200
122	KLA Corp.	40,309
120	Lam Research Corp.	71,429
		211,938
	INTERNET PUBLISHING AND BROADCASTING AND WEB SEARCH PORTALS ― 6.1%
51	Alphabet, Inc. *	105,500
600	Alphabet, Inc. *	1,237,513
2,476	Facebook, Inc. *	729,257
424	Netflix, Inc. *	221,184
1,545	Twitter, Inc. *	98,308
		2,391,762
	INVESTMENT BANKING AND SECURITIES DEALING ― 1.8%
4,522	Charles Schwab Corp./The	294,744
647	Goldman Sachs Group, Inc./The	211,569
2,770	Morgan Stanley	215,118
		721,431
	JANITORIAL SERVICES ― 0.2%
386	Ecolab, Inc.	82,631

	LESSORS OF MINIWAREHOUSES AND SELF-STORAGE UNITS ― 0.9%
3,204	Prologis, Inc.	339,625

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	LESSORS OF NONRESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES) ― 0.3%
432	American Tower Corp.	$103,274

	LESSORS OF OTHER REAL ESTATE PROPERTY ― 0.9%
1,357	Crown Castle International Corp.	233,580
791	Digital Realty Trust, Inc.	111,404
		344,984
	LESSORS OF RESIDENTIAL BUILDINGS AND DWELLINGS ― 0.4%
3,200	UDR, Inc.	140,352

	LINEN AND UNIFORM SUPPLY ― 0.2%
245	Cintas Corp.	83,621

	MANAGEMENT CONSULTING SERVICES ― 0.4%
578	Accenture PLC (1)	159,673

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 2.5%
1,329	American Water Works Co, Inc.	199,244
991	Dominion Energy, Inc.	75,276
3,052	Duke Energy Corp.	294,610
5,146	NextEra Energy, Inc.	389,089
		958,219
	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING ―
200	Align Technology, Inc. *	108,306
1,864	Baxter International, Inc.	157,210
1,215	Becton Dickinson and Co.	295,427
1,497	Boston Scientific Corp. *	57,859
190	ResMed, Inc.	36,864
343	Stryker Corp.	83,548
		739,214
	METAL VALVE MANUFACTURING ― 0.4%
2,600	Masco Corp.	155,740

	MINING AND OIL AND GAS FIELD MACHINERY MANUFACTURING ― 0.1%
3,072	NOV, Inc. *	42,148

	MOTION PICTURE AND VIDEO PRODUCTION ― 1.0%
2,035	Walt Disney Co./The *	375,498

	MOTOR VEHICLE ELECTRICAL AND ELECTRONIC EQUIPMENT MANUFACTURING ― 0.1%
373	Aptiv PLC *(1)	51,437

	NATURAL GAS EXTRACTION ― 0.2%
1,357	Hess Corp.	96,021

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	NAVIGATIONAL, MEASURING, ELECTROMEDICAL, AND CONTROL INSTRUMENTS MANUFACTURING ― 2.6%
1,246	Danaher Corp.	$280,450
995	Honeywell International, Inc.	215,985
307	Illumina, Inc. *	117,906
754	Microchip Technology, Inc.	117,036
158	Northrop Grumman Corp.	51,135
128	Teledyne Technologies, Inc. *	52,947
362	Thermo Fisher Scientific, Inc.	165,210
		1,000,669
	NEW CAR DEALERS ― 0.2%
565	CarMax, Inc. *	74,953

	NEWSPAPER PUBLISHERS ― 0.1%
80	S&P Global, Inc.	28,230

	OFFICES OF PHYSICIANS ― 0.2%
755	Edwards Lifesciences Corp. *	63,148

	OTHER BASIC INORGANIC CHEMICAL MANUFACTURING ― 0.2%
792	Church & Dwight Co, Inc.	69,181

	OTHER BASIC ORGANIC CHEMICAL MANUFACTURING ― 0.2%
565	International Flavors & Fragrances, Inc.	78,880

	OTHER CONVERTED PAPER PRODUCT MANUFACTURING ― 0.2%
452	Kimberly-Clark Corp.	62,851

	OTHER DIRECT SELLING ESTABLISHMENTS ― 0.2%
565	CDW Corp.	93,649

	OTHER PLASTICS PRODUCT MANUFACTURING ― 0.1%
218	3M Co.	42,004

	OTHER TRAVEL ARRANGEMENT AND RESERVATION SERVICES ― 0.4%
70	Booking Holdings, Inc. *	163,089

	PAPERBOARD MILLS ― 0.1%
175	Packaging Corp of America	23,534

	PETROLEUM REFINERIES ― 2.0%
1,809	Chevron Corp.	189,565
3,345	ConocoPhillips	177,185

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	PETROLEUM REFINERIES ― 2.0% (Continued)
4,296	Exxon Mobil Corp.	$239,846
1,080	Phillips 66	88,063
967	Valero Energy Corporation	69,237
		763,896
	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 5.8%
1,428	Abbott Laboratories	171,131
1,545	AbbVie, Inc.	167,200
508	Alexion Pharmaceuticals, Inc. *	77,678
1,244	Amgen, Inc.	309,520
3,900	Bristol-Myers Squibb Co.	246,207
709	Eli Lilly & Co.	132,455
1,124	Gilead Sciences, Inc.	72,644
3,392	Johnson & Johnson	557,476
3,392	Merck & Co, Inc.	261,489
5,613	Pfizer Inc.	203,359
449	Zoetis, Inc.	70,709
		2,269,868
	PHARMACIES AND DRUG STORES ― 0.5%
2,600	CVS Health Corp.	195,598

	PIPELINE TRANSPORTATION OF NATURAL GAS ― 0.2%
5,592	Kinder Morgan Inc.	93,107

	PLASTICS MATERIAL AND RESIN MANUFACTURING ― 0.3%
1,074	LyondellBasell Industries N.V.	111,750

	PORTFOLIO MANAGEMENT ― 0.1%
1,931	Franklin Resources, Inc.	57,158

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING ― 1.0%
678	L3Harris Technologies, Inc.	137,417
565	Motorola Solutions, Inc.	106,248
1,017	QUALCOMM, Inc.	134,844
		378,509
	RAIL TRANSPORTATION ― 0.7%
577	CSX Corp.	55,634
227	Norfolk Southern Corp.	60,954
757	Union Pacific Corp.	166,850
		283,438
	REINSURANCE CARRIERS ― 0.2%
346	Everest Re Group Ltd. (1)	85,742

	RESEARCH AND DEVELOPMENT IN THE PHYSICAL, ENGINEERING, AND LIFE SCIENCES ― 0.1%
98	Regeneron Pharmaceuticals, Inc. *	46,368

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	RESIDENTIAL BUILDING CONSTRUCTION ― 0.7%
2,071	DR Horton, Inc.	$184,568
1,894	PulteGroup, Inc.	99,321
		283,889
	RESIN AND SYNTHETIC RUBBER MANUFACTURING ― 0.5%
2,374	DuPont de Nemours, Inc.	183,463

	RESTAURANTS AND OTHER EATING PLACES ― 1.0%
113	Domino’s Pizza, Inc.	41,560
292	McDonald’s Corp.	65,449
2,675	Starbucks Corp.	292,298
		399,307
	SAVINGS INSTITUTIONS ― 0.3%
6,369	People’s United Financial, Inc.	114,005

	SECURITIES AND COMMODITY EXCHANGES ― 0.1%
251	CME Group, Inc.	51,262

	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 4.8%
1,696	Advanced Micro Devices, Inc. *	133,136
452	Allegion PLC (1)	56,780
678	Broadcom, Inc.	314,361
277	Enphase Energy, Inc. *	44,918
3,957	Intel Corp.	253,248
1,799	Micron Technology, Inc. *	158,690
623	NVIDIA Corp.	332,638
3,168	Texas Instruments, Inc.	598,720
		1,892,491
	SNACK FOOD MANUFACTURING ― 0.3%
1,714	Mondelez International, Inc.	100,320

	SOAP AND CLEANING COMPOUND MANUFACTURING ― 1.2%
647	Colgate-Palmolive Co.	51,003
2,003	Dow, Inc.	128,072
2,261	Procter & Gamble Co./The	306,206
		485,281
	SOFT DRINK AND ICE MANUFACTURING ― 1.4%
3,281	Coca-Cola Co./The	172,942
1,205	Monster Beverage Corp. *	109,763
1,922	PepsiCo, Inc.	271,867
		554,572
	SOFTWARE PUBLISHERS ― 8.4%
1,357	Activision Blizzard, Inc.	126,201
384	Adobe, Inc. *	182,542
791	Citrix Systems, Inc.	111,025
197	Electronic Arts, Inc.	26,668
497	Intuit, Inc.	190,381

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	SOFTWARE PUBLISHERS ― 8.4% (Continued)
7,924	Microsoft Corp.	$1,868,241
4,382	NortonLifeLock, Inc.	93,161
3,618	Oracle Corp.	253,875
162	Paycom Software, Inc. *	59,950
909	salesforce.com, Inc. *	192,589
315	ServiceNow, Inc. *	157,534
		3,262,167
	TELEPHONE APPARATUS MANUFACTURING ― 1.3%
9,836	Cisco Systems, Inc.	508,620

	TELEVISION BROADCASTING ― 0.4%
2,414	Discovery, Inc. *	104,912
1,426	ViacomCBS, Inc.	64,313
		169,225
	TOBACCO MANUFACTURING ― 0.8%
1,992	Altria Group, Inc.	101,911
2,497	Philip Morris International, Inc.	221,584
		323,495
	TOILET PREPARATION MANUFACTURING ― 0.2%
306	Estee Lauder Cos Inc/The	89,000

	VETERINARY SERVICES ― 0.3%
201	IDEXX Laboratories, Inc. *	98,351

	WINERIES ― 0.3%
540	Brown-Forman Corp.	37,244
296	Constellation Brands, Inc.	67,488
		104,732
	WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS ― 2.7%
2,428	AT&T Inc.	73,496
8,818	Comcast Corp.	477,142
8,945	Verizon Communications, Inc.	520,152
		1,070,790

	TOTAL COMMON STOCKS (Cost $34,506,647)	$39,055,944

Contracts		Notional ($)
	PURCHASED OPTION ― 0.9% *
	Put Option ― 0.9%
98	S&P 500 Index at $3,840, Expires April 30, 2021	38,934,322	342,020
	TOTAL PURCHASED OPTION (Premiums paid $420,331)		$342,020

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Shares		Value
	SHORT TERM INVESTMENT ― 1.5%
606,621	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.030% (2)	$606,621
	TOTAL SHORT TERM INVESTMENT (Cost $606,621)	$606,621

	TOTAL INVESTMENTS ― 102.4% (Cost $35,533,599)	40,004,585
	Liabilities in Excess of Other Assets ― (2.4)%	(951,412)
	TOTAL NET ASSETS ― 100.0%	$39,053,173

Contracts		Notional ($)	Value
	WRITTEN OPTIONS ― (1.1)% *
	Call Option ― (1.0)%
(98)	S&P 500 Index at $4,030, Expires April 30, 2021	(38,934,322)	$(381,710)
	Total Call Option Written (Premiums received $352,048)		(381,710)

	Put Option ― (0.1)%
(98)	S&P 500 Index at $3,370, Expires April 30, 2021	(38,934,322)	(48,510)
	Total Put Option Written (Premiums received $65,325)		(48,510)
	TOTAL WRITTEN OPTIONS (Premiums received $417,373)		$(430,220)

   Percentages are stated as a percent of net assets.

* Non-income producing security.

(1) Foreign issued security.

(2) Rate quoted is seven-day yield at period end.

Abbreviations used in this schedule:

PLC — Public Limited Company

Ziegler FAMCO Hedged Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

Assets:
Investments in securities at value (cost $35,113,268)	$40,004,585
Receivables:
Investment securities sold	1,272,221
Dividends and interest	25,283
Prepaid expenses	5,441
Total assets	41,307,530

Liabilities:
Written options, at value (premiums received $417,373)	430,220
Payables:
Due to broker	747,762
Fund shares redeemed	3,885
Distribution Fees	719
Due to Investment Adviser	17,324
Investment securities purchased	918,319
Accrued expenses and other liabilities	136,128
Total liabilities	2,254,357

Net Assets	$39,053,173

Components of Net Assets:
Paid-in capital	$37,288,871
Total accumulated gain	1,764,302
Net Assets	$39,053,173

Institutional Class:
Net Assets	$39,053,173
Issued and Outstanding	3,634,106
Net Asset Value, Redemption Price and Offering Price Per Share	$10.75

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $1,330)	$283,545
Interest income	354
Total investment income	283,899

Expenses:
Advisory fees (Note 3)	115,765
Administration and fund accounting fees (Note 3)	43,476
Transfer agent fees and expenses (Note 3)	17,951
Legal fees	14,959
Custody fees (Note 3)	13,732
Audit fees	8,727
Trustee fees (Note 3)	7,480
Compliance fees (Note 3)	4,586
Registration fees	2,879
Insurance fees	1,936
Shareholder reporting fees	1,496
Miscellaneous expenses	790
Total expenses	233,777
Expenses waived and reimbursed by the Adviser (Note 3)	(63,099)
Net expenses	170,678
Net investment income	113,221

Realized and Unrealized Gain on Investments
Net realized gain on investments	559,539
Net change in unrealized appreciation/depreciation on investments	2,412,892
Net realized and unrealized gain on investments	2,972,431

Net increase in net assets resulting from operations	$3,085,652

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$113,221	$292,194
Net realized gain (loss) on investments	559,539	(922,799)
Net change in unrealized appreciation/depreciation on investments	2,412,892	362,758
Net increase (decrease) in net assets resulting from operations	3,085,652	(267,847)

Distributions to shareholders:
Dividends	(77,922)	(247,643)
Net investment loss *	—	(701,322)
Total distributions to shareholders	(77,922)	(948,965)

Capital Transactions:
Net proceeds from shares sold	14,385,717	1,698,218
Reinvestment of distributions	70,936	843,736
Cost of shares repurchased	(2,500,990)	(3,151,882)
Net increase (decrease) in net assets from capital transactions	11,955,663	(609,928)
Total Increase (Decrease) in Net Assets	14,963,393	(1,826,740)

Net Assets:
Beginning of period	24,089,780	25,916,520
End of period	$39,053,173	$24,089,780

Capital Share Transactions:
Shares sold	1,389,428	183,676
Shares reinvested	6,913	88,282
Shares repurchased	(242,041)	(343,191)
Net increase in shares outstanding	1,154,300	(71,233)

*	Includes net realized gain on investments sold.

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
FINANCIAL HIGHLIGHTS
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	Period from November 29, 2016(1) to September 30, 2017
Net Asset Value, Beginning of Period	$9.71		$10.16	$10.58	$10.47	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.04		0.12	0.15	0.13	0.11
Net realized and unrealized gain (loss) on investments	1.03		(0.18)	0.07	0.35	0.42
Total Gain (Loss) from Investment Operations	1.07		(0.07)	0.22	0.48	0.53

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.38)	(0.20)	(0.13)	(0.06)
From net realized gain on investments	—		—	(0.11)	(0.25)	—
From return of capital	(0.33)		—	—
Total Distributions	(0.03)		(0.38)	(0.63)	(0.37)	(0.06)

Net Asset Value, End of Period	$10.75		$9.71	$10.16	$10.58	$10.47

Total Return	11.05	%(3)	12.75%	2.43%	4.74%	5.30	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,053		$24,090	$25,917	$21,810	$144,845
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	0.78	%(4)	1.73%	1.63%	2.02%	291.00	%(4)
After fees waived / reimbursed by the Adviser	0.57	%(4)	1.15%	1.15%	1.15%	115.00	%(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	0.38	%(4)	1.19%	1.53%	1.30%	130.00	%(4)
Portfolio turnover rate	65	%(3)	20%	9614%	7378%	8096	%(4)

(1) Commencement of operations.

(2) Computed using average shares method.

(3) Not Annualized.

(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

Note 1 – Organization

The Ziegler Senior Floating Rate Fund (the “Floating Rate Fund”), formerly known as Ziegler Floating Rate Fund, Ziegler Piermont Small Cap Value Fund (the “Small Cap Fund”) and Ziegler FAMCO Hedged Equity Fund (the “FAMCO Fund”, each a Fund and together, the “Funds”) are separate series of the Trust for Advised Portfolios (the “Trust”). The Trust was organized on August 28, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Ziegler Capital Management, LLC (“the Adviser” or “Ziegler”) serves as the investment manager to the Funds. Pretium Credit Management LLC (“Pretium”) serves as the Sub-Advisor to the Floating Rate Fund. USCA Asset Management LLC (“USCA”) serves as the Sub-Adviser to the FAMCO Fund.

The FAMCO Fund converted to the Trust on December 21, 2020 and was previously organized in the USCA Fund Trust as the USCA Premium Buy-Write Fund (the “Predecessor Fund”). Concurrent with the reorganization into the Trust, the Board of Trustees (the “Board”) of the Trust elected to keep the fiscal year end for the Fund as September 30th. USCA served as the investment adviser to the Predecessor Fund.

The Funds are each registered as a diversified investment series of the Trust. The investment objective of the Floating Rate Fund is to provide total return, comprised of current income and capital appreciation by investing in senior secured floating rate loans and other senior secured floating rate debt instruments, and in other instruments that have economic characteristics similar to such instruments. The Fund commenced operations on April 1, 2016. The Small Cap Fund seeks to maximize total return from a combination of capital appreciation and income. The Fund commenced operations on July 21, 2020. The FAMCO Fund seeks growth of capital and income. The Predecessor Fund commenced operations on November 29, 2016.

The Floating Rate Fund offers three classes of shares, Class A, Class C and Institutional Class; the Small Cap Fund and FAMCO Fund offer an Institutional Class. Each Fund has an unlimited number of shares of beneficial interest, with no par value and represents an equal pro rata interest in each Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income and expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets on a daily basis.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Equity investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees (the “Board”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler or Pretium under procedures established by and under the general supervision and responsibility of the Board.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2021 (Unaudited)

The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

Options are valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Adviser.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investments in each category investment type as of March 31, 2021:

Floating Rate Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans	$—	$69,363,122	$—	$69,363,122
Common Stock	42,574	—	—	42,574
Short-Term Investment	4,691,703	—	—	4,691,703
Total	$4,734,277	$69,363,122	$—	$74,097,399

Small Cap Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$3,365,995	$—	$—	$3,365,995
Total	$3,365,995	$—	$—	$3,365,995

Ziegler Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

FAMCO Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$39,055,944	$—	$—	$39,055,944
Purchased Options	—	342,020	—	342,020
Short-Term Investment	606,621	—	—	606,621
Total	$39,662,565	$342,020	$—	$40,004,585

Liabilities:
Written Options	$—	$(430,220)	$—	$(430,220)
Total	$—	$(430,220)	$—	$(430,220)

See the Schedule of Investments for further detail of investment classifications.

(b) The FAMCO Fund invests in certain derivatives, as detailed below, to meet its investment objectives.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund by investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended March 31, 2021 was related to the use of purchased and written options. The Fund sells (writes) call options on a majority of these stocks and ETFs, or a representative index, such as the S&P 500, in seeking to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received. The Fund may also purchase and sell exchange traded put options, employing an option overlay known as a “Put/Spread” strategy in order to provide additional downside protection and risk-reduction. The options may be based on the S&P 500 Index or on ETFs that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, the downside protection from index put spread and the income from the call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies (strategies that do not employ call or put options).

As the seller of a call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of a call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option.

The Fund had outstanding purchased and written option contracts as listed on the Schedule of Investments as of March 31, 2021. The fair market value of purchased options is included in Investments in securities, and written options is reported separately on the Statement of Assets and Liabilities. Realized gains and change in unrealized appreciation for purchased options are included in amounts presented under Investments on the Statement of Operations, and totaled $1,685,907 and $608,482, respectively. These amounts are reported separately for written options. The primary risk category for all option positions during the fiscal period was equity risk.

Ziegler Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

For the period ended March 31, 2021, the month-end average number of purchased and written option contracts for the Fund was 89 and (1,180), respectively

(c)  Federal Income Taxes - The Funds have elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. Each Fund’s income tax returns are subject to examination by the tax authorities in the United States for a period of three years after they are filed. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)   Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Floating Rate Fund declares dividends from any net investment income daily and pays them monthly. The Small Cap Fund and FAMCO Fund make distributions from net investment income, if any, at least annually. Net realized gains from investment transactions, if any, are distributed to shareholders annually. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Indemnifications – In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that has not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(f) Cash – Concentration in Uninsured Cash – For cash management purposes the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of March 31, 2021, the Floating Rate Fund held $132,148 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) that exceeded the FDIC insurance limit.

(g) Other – The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Fee income from bank loan investments, including amendment and consent fees, are presented separately on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds pay the Adviser a monthly fee based on the average daily net assets at an annual rate of 0.65% for the Floating Rate Fund, 0.75% for the Small Cap Fund and 0.78% for the FAMCO Fund. The Predecessor Fund also charged a 0.78% annual investment management fee. The Adviser has entered into Sub-Advisory agreements with Pretium and USCA for the Floating Rate Fund and FAMCO Fund, respectively; the compensation for each sub-adviser is based on assets under management and is paid out of Ziegler’s advisory fees.

Ziegler Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Floating Rate Fund for expenses in excess of 0.99%, 1.74%, and 0.74% of average daily net assets for Class A, Class C, and Institutional Class, respectively, 0.90% for the Small Cap Fund and 1.15% for the FAMCO Fund, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest expense relating to short sales, dividend expense, borrowing costs, extraordinary expenses, and brokers’ commissions and other charges relating to the purchase and sale of the Funds’ portfolio securities. Prior to the conversion, the Predecessor Fund had a similar agreement to limit the operating expenses to 1.15% of average net assets.

The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement within 36 months following the month in which the Adviser reduced its compensation and/or assumed expenses for the Funds, provided that the total operating expenses of the Funds, including the recoupment, do not exceed the established limitation on expenses for that year.

At March 31, 2021, the amounts reimbursed by the Adviser and the eligible recapture periods are as follows:

Year Waived / Reimbursed	Floating Rate Fund	Small Cap Fund	FAMCO Fund	Expiration
2018	149,272	—	—	September 30, 2021
2019	311,869	—	—	September 30, 2022
2020	341,145	57,045	—	September 30, 2023
2021	169,062	93,443	30,895	March 31, 2024
	$971,348	$150,488	$30,895

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the administrator, fund accountant and transfer agent to the Funds. Fund Services provided similar services to the Predecessor Fund. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), serves as the Funds’ distributor and principal underwriter. For the period ended March 31, 2021, the Funds incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

	Floating Rate Fund	Small Cap Fund	FAMCO Fund
Administration & fund accounting	$70,427	$27,908	$43,476
Transfer agent	39.867	4,932	17,951
Custody	10,774	5,294	13,732
Compliance	10,060	6,224	4,586

Ziegler Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

At March 31, 2021, the Funds had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

	Floating Rate Fund	Small Cap Fund	FAMCO Fund
Administration & fund accounting	$47,146	$19,182	$55,895
Transfer agent	27,143	6,133	25,386
Custody	13,599	2,090	8,987
Compliance	7,768	4,274	6,121

The above payable amounts are included in Accrued expenses and other liabilities in the Statement of Assets and Liabilities.

There is a maximum initial sales charge of 4.25% for Class A shares of the Floating Rate Fund and a contingent deferred sales charge (“CDSC”) of 1.00% on C shares of the Fund. There is no initial sales charge on purchases of $1,000,000 or more of Class A shares, but a 1.00% CDSC applies when the charge is waived and shares are redeemed within 18 months of purchase. The Distributor retains a portion of the initial sales charge when shares are purchased through a service agent and will retain the full amount if purchased through the Distributor. For the period ended March 31, 2021, Quasar did not retain sales charges on sales of the Class A shares of the Fund and CDSCs for Class C shares totaled $458.

The Floating Rate Fund charges a 1.00% redemption fee on the redemption of Class A shares held for 60 days or less.

The Independent Trustees were paid $24,101 for their services and reimbursement of travel expenses during the period ended March 31, 2021. This amount includes $1,250 paid to the Trustees of the Predecessor Fund. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund for the period ended March 31, 2021, were as follows:

Floating Rate Fund
Purchases	$13,435,566
Sales	$13,288,057

Small Cap Fund
Purchases	$3,204,150
Sales	$2,042,023

FAMCO Fund
Purchases	$32,262,702
Sales	$18,951,793

Ziegler Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

Note 5 – Federal Income Tax Information

At September 30, 2020, the components of accumulated earnings (deficit) for income tax purposes were as follows:

	Floating Rate Fund	Small Cap Fund	FAMCO Fund
Cost of Investments	$72,176,208	$1,219,407	$22,977,513
Gross Unrealized Appreciation	316,301	23,712	2,856,105
Gross Unrealized Depreciation	(3,608,110)	(78,597)	(930,735)
Net Unrealized Appreciation (Depreciation) on Investments	(3,291,809)	(54,885)	1,925,370
Undistributed ordinary income	1,132	1,295	—
Undistributed long-term capital gains	—	—	—
Distributable Earnings	1,132	1,295	—
Other Accumulated Loss	(2,020,837)	(973)	(1,716,901)
Total Accumulated Gain (Loss)	$(5,311,514)	$(54,563)	$208,469

At September 30, 2020, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
	Short-Term	Long-Term	Total
Floating Rate Fund	$173,097	$1,847,740	$2,020,837
Small Cap Fund	973	—	973
FAMCO Fund	484,268	—	484,268

The tax character of distributions paid during the six months ended March 31, 2021 and the fiscal year ended September 30, 2020 were as follows:

Floating Rate Fund

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Distributions Paid From:
Ordinary Income	$1,212,166	$3,387,179
Long Term Capital Gains	—	26,800
Total Distributions Paid	$1,212,166	$3,413,979

Small Cap Fund

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Distributions Paid From:
Ordinary Income	$17,289	$—
Long Term Capital Gains	4,999	—
Total Distributions Paid	$22,288	$—

Ziegler Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

FAMCO Fund

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Distributions Paid From:
Ordinary Income	$77,922	$247,643
Return of Capital	—	701,322
Total Distributions Paid	$77,922	$948,965

Note 6 – Distribution Plan

The Trust, on behalf of the Floating Rate Fund, adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to the Class A and Class C shares, respectively. For the period ended March 31, 2021, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Line of Credit

The Floating Rate Fund has access to a $15 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. During the year ended March 31, 2021, the Fund did not draw on this line of credit.

Note 8 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2021, Capinco held 36% of the outstanding Institutional Class shares of the Floating Rate Fund. Capinco and National Financial Services, LLC held 42% and 40%, respectively, of the outstanding shares of the Small Cap Fund. Charles Schwab & Co. Inc. held 29% of the outstanding shares of the FAMCO Fund.

Note 9 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Floating Rate Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	4/30/2021	$0.0656	$0.0498	$0.0706

The Funds have determined there were no other subsequent events that would need to be disclosed in the financial statements.

Note 10 – Change in independent registered public accounting firm

Cohen & Company, Ltd. served as the independent registered public accounting firm for the Predecessor Fund to audit the financial statements for the fiscal year ending September 30, 2020.

The Trust engaged BBD, LLP on December 21, 2020, as the independent registered public accounting firm to audit the FAMCO Fund’s financial statements for the upcoming fiscal year ending September 30, 2021. The reports of Cohen & Company, Ltd. on the financial statements for the fiscal year ending September 30, 2020 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle preceding fiscal years.

Ziegler Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

Note 10 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds’ invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Note 11 – New Accounting Pronouncement

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Ziegler Funds

EXPENSE EXAMPLE

March 31, 2021 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, a nd other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Sim ply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Floating Rate Fund
Class A
Actual Fund Return	1,000	1,038.20	5.03
Hypothetical 5% Return	1,000	1,020.00	4.99
Class C
Actual Fund Return	1,000	1,034.50	8.83
Hypothetical 5% Return	1,000	1,016.26	8.75
Institutional Class
Actual Fund Return	1,000	1,039.60	3.77
Hypothetical 5% Return	1,000	1,021.24	3.73

Small Cap Fund
Institutional Class
Actual Fund Return	1,000	1,548.70	5.72
Hypothetical 5% Return	1,000	1,020.44	4.53

FAMCO Fund
Institutional Class
Actual Fund Return	1,000	1,110.50	6.05
Hypothetical 5% Return	1,000	1,019.20	5.79

Ziegler Funds

EXPENSE EXAMPLE (Continued)

March 31, 2021 (Unaudited)

(1)	Expenses for the Floating Rate Fund are 0.99%, 1.74% and 0.74% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365. Expenses for the Small Cap Fund are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365. Expenses for the FAMCO Fund are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365. The inception date for the Small Cap Fund was July 21, 2020. The expense ratios for each Fund reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Funds

OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Funds file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC a s an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (833) 777-1533 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Funds file their proxy voting records annually as of June 30 with the SEC on Form N-PX. The Funds’ Form N-PX is a vailable without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Privacy Notice

The Funds collect non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and/or

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Ziegler Capital Management, LLC
309 N. Water Street, Suite 315

Milwaukee, Wisconsin 53202

Investment Sub-Adviser

Pretium Credit Management, LLC
c/o Pretium Partners, LLC

810 Seventh Avenue, Suite 2400
New York, New York 10019

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave. Suite 1250

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations

1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date June 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date June 9, 2021

By: /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date June 9, 2021